SHAREHOLDERS' EQUITY (Summary Of Stock Options And RSUs Granted) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of options
Outstanding at beginning of year	7,939,978
Granted	1,273,145
Exercised	(1,930,244)
Forfeited or expired	(531,273)
Outstanding at end of year	6,751,606	7,939,978
Options exercisable at end of the year	4,150,587
Vested and expected to vest	6,325,305
Weighted average exercise price
Outstanding at beginning of year	$ 3.61
Granted	3.33
Exercised	1.44
Forfeited or expired	6.00
Outstanding at end of year	3.99	$ 3.61
Options exercisable at end of the year	4.97
Vested and expected to vest	$ 4.09
Weighted-average remaining contractual term
Outstanding at end of year	3 years 5 months 20 days	3 years 9 months
Options exercisable at end of the year	2 years 9 months 3 days
Vested and expected to vest	3 years 4 months 9 days
Aggregate intrinsic value
Outstanding at beginning of year	$ 2,839
Outstanding at end of the year	7,937	$ 2,839
Options exercisable at end of the year	4,517
Vested and expected to vest	$ 7,501
RSU [Member]
Number of options
Outstanding at beginning of year	327,093
Granted	186,608
Exercised	(112,665)
Forfeited or expired	(24,225)
Outstanding at end of year	376,811	327,093
Vested and expected to vest	264,496
Aggregate intrinsic value
Outstanding at beginning of year	$ 648
Outstanding at end of the year	1,424	$ 648
Vested and expected to vest	$ 1,000